Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 29, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company (the “Company”)
File No. 333-2900025 (Brighthouse Retirement Account)

Brighthouse Separate Account Eleven for Variable Annuities (the “Account”)
File No. 333-152192/811-21262
(Brighthouse Retirement Account)

Rule 497(j) Certification

Members of the Commission:

On behalf of the Company and the Account, I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information (“SAI”)
each dated April 27, 2026 being used for certain group and individual variable annuity and fixed contracts offered by the Company, and by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Post-Effective
Amendment No. 6 for the Company, and Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on April 8, 2026.

If you have any questions, please contact me at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel
Brighthouse Life Insurance Company